Sources of finance - Summary of Equity and Debt Financing (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of changes in financing
Beginning balance	[1]	£ 8,415.8	£ 9,784.3	£ 9,960.5
Ordinary shares issued	[1]		0.6	1.2
Share cancellations	[1]	(281.2)	(47.7)
End of year	[1]	5,166.4	8,415.8	9,784.3
Analysis of changes in financing
Beginning of year		4,272.9
Repayments of Borrowings		(282.7)	(1,713.2)	(1,097.4)
End of year		5,032.7	4,272.9
Issued capital and share premium [member]
Analysis of changes in financing
Beginning balance		703.1	703.0
Ordinary shares issued			0.6
Share cancellations		(3.2)	(0.5)
End of year		699.9	703.1	703.0
Debt financing [member]
Analysis of changes in financing
Beginning of year		4,272.9	6,217.9
Repayments of Borrowings		632.8	(1,713.2)
Amortisation of financing costs included in debt		7.5	10.3
Changes in fair value due to hedging arrangements		(1.4)	14.3
Other movements		(7.1)	1.5
Exchange adjustments		128.0	(257.9)
End of year		£ 5,032.7	£ 4,272.9	£ 6,217.9

[1]	Figures have been restated as described in the accounting policies.